Income Taxes (Details)	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Income Tax Disclosure [Abstract]
Effective Income Tax Rate, Continuing Operations	(35.80%)	(8.00%)	(21.50%)	(11.20%)